Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Notes due 2033
Amount Registered | shares	430,000,000
Proposed Maximum Offering Price per Unit	0.99482
Maximum Aggregate Offering Price	$ 427,772,600.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 37,216.22
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3 (File No. 333-299917) filed on November 9, 2026 was deferred pursuant to Rules 456(b) and 457(r), and is paid herewith. This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in such registration statement.